Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000198594 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.11%
C000198594 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000198594 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.78%
C000198594 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%
C000198594 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000174139 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.41%
C000174139 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.95%
C000174139 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.49%
C000174139 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.72%
C000174139 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.35%
C000174138 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.89%
C000174138 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.85%
C000174138 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%
C000174138 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.59%
C000174138 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.91%
C000174140 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.46%
C000174140 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000174140 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
C000174140 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000174140 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.83%